Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Profit / (Loss) Before Taxes
(Loss)/profit before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Domestic	(42,776,078)	(12,430,768)	3,808,366
	(42,776,078)	(12,430,768)	3,808,366

Components of the Provision for Income Taxes
The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Domestic
Current tax expenses	(162,923)	(59,567)	(60,434)
Income tax expense for year	(162,923)	(59,567)	(60,434)